Organization and Summary of Significant Accounting Policies (Goodwill) (Details) (USD $)			1 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2008 Israeli Telecommunication Corporation Ltd. [Member]	Nov. 13, 2012 SM2 Sports & Media Solutions [Member]	Sep. 03, 2013 TVP Group Ltd. [Member]
Business Acquisition [Line Items]
Aggregate purchase price			$ 15,573,000	$ 1,218,000	$ 12,820,000
Cash paid for business acquisitions					9,000,000
Maximum deferred payment					5,500,000
Goodwill	$ 11,277,000	$ 4,892,000	$ 3,734,000	$ 1,159,000	$ 6,385,000